Cash and cash equivalents	12 Months Ended
Dec. 31, 2021
Cash and cash equivalents [Abstract]
Cash and cash equivalents
16. Cash and cash equivalents

	December 31,
	2021	2020
	US$’000	US$’000
Cash at bank available on demand	112,771	118,575
Restricted cash	261	223
Total cash and cash equivalents	113,032	118,798

Cash and cash equivalents include cash at bank available on demand and restricted cash.

At December 31, 2021, there was US$261,000 restricted cash (December 31, 2020: US$223,000). The restricted cash balance as at December 31, 2021, consists of a deposit on a company credit card facility for an amount of US$126,000 (December 31, 2020: US$150,000), a lease deposit for US$85,000 (December 31, 2020: nil) and a letter of credit related to US customs which was put in place for an amount of US$50,000 (December 31, 2020: nil). The restricted cash balance as at December 31, 2020, included US$73,000 held by a third-party distributor that was received in January 2021. There was no cash in transit held by a third-party distributor as at December 31, 2021.